CAPITAL STOCK - Information About PSUs (Details) - PSUs	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Jun. 11, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
PSUs granted (in shares)	358,386	422,733	363,600
Weighted average fair value granted (in dollars per share) | $	$ 16.15	$ 13.85	$ 13.64
Awards forfeited/cancelled (in shares)	7,952	28,696	18,060
PSUs added by performance factor (in shares)	69,600	0	0
PSUs settled (in shares)	208,800	0	0
Weighted average fair value per PSU settled (in dollars per share) | $	$ 18.49	$ 0.00	$ 0.00
Cash payment on settlement | $	$ 4,174,000	$ 0	$ 0
Number of shares earned as percentage of total shareholder return (TSR)				150.00%